Right-of-use assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
19. Right-of-use assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2021	636,332	705	326	6,399	643,762
Additions	147,372	18	—	909	148,299
Disposals	(86,612)	(151)	(158)	(1,381)	(88,302)
Exchange differences	37,071	—	—	(143)	36,928
Disposition	(18,838)	—	—	—	(18,838)
Balance at December 31, 2021	715,325	572	168	5,784	721,849
Additions	135,933	32	—	1,816	137,781
Disposals	(101,692)	(80)	—	(1,789)	(103,561)
Exchange differences	9,357	—	—	(18)	9,339
Balance at December 31, 2022	758,923	524	168	5,793	765,408

Accumulated amortization at January 1, 2021	(288,455)	(437)	(162)	(3,062)	(292,116)
Amortization	(103,908)	(132)	(73)	(1,666)	(105,779)
Impairments	(6,486)	—	—	—	(6,486)
Disposals	73,546	151	155	1,295	75,147
Exchange differences	(21,123)	(31)	(1)	(13)	(21,168)
Disposition	2,233	—	—	—	2,233
Reclassifications and other	(3,210)	—	—	—	(3,210)
Balance at December 31, 2021	(347,403)	(449)	(81)	(3,446)	(351,379)
Amortization	(117,488)	(117)	(34)	(1,658)	(119,297)
Impairments	(2,369)	—	—	—	(2,369)
Disposals	82,858	80	—	1,694	84,632
Exchange differences	(1,494)	—	—	7	(1,487)
Balance at December 31, 2022	(385,896)	(486)	(115)	(3,403)	(389,900)

Carrying amount at:
January 1, 2021	347,877	268	164	3,337	351,646
December 31, 2021	367,922	123	87	2,338	370,470
December 31, 2022	373,027	38	53	2,390	375,508
The Group leases various retail stores, warehouses, equipment and vehicles. Rental contracts are typically made for fixed periods of 1 year to 15 years but may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 years to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other tangible assets mainly refer to vehicles.
For the years ended December 31, 2022 and 2021 impairments were recognized for an amount of €2,369 thousand and €6,486 thousand, respectively, and primarily related to leased stores in Hong Kong, Japan, Italy, Spain and the UK that are part of the Zegna Segment, and for 2022 only, to a leased store that is part of the Thom Browne Segment. For details related to the impairment testing performed over right-of-use assets, please refer to Note 18 — Property plant and equipment.